Note 4 - Investment in GRC - Changes in Investment (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Balance	$ 1,073,514
Unrealized gain - November 5, 2021 to November 30, 2021	9,257,320	$ 0
Balance at end of year	130,090,220	$ 0
GRC [member]
Statement Line Items [Line Items]
Balance	0
Initial recognition of investment in GRC	120,832,900
Unrealized gain - November 5, 2021 to November 30, 2021	9,257,320
Balance at end of year	$ 130,090,220